Employee benefits (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-current assets
Other employee-related benefits	$ (28)	$ (27)
Prepaid pension and other employee benefits	(70)	(93)
Current liabilities.
Other employee-related benefits, Current	40	44
Pension and other employee benefits, Current	75	82
Non-current liabilities
Other employee-related benefits, Noncurrent	252	242
Pension and other employee benefits, Noncurrent	2,394	1,639
PBO exceeds assets
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	1,932	1,199
Funded status, difference of benefit obligation and plan assets
PBO	11,576	11,054
Assets	9,644	9,855
Funded status-underfunded	1,932	1,199
Assets.	9,644	9,855
Assets exceed PBO
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	(42)	(66)
Funded status, difference of benefit obligation and plan assets
PBO	779	1,009
Assets	821	1,075
Funded status-underfunded	(42)	(66)
Assets.	821	1,075
ABO exceeds assets
Funded status, difference of benefit obligation and plan assets
Assets	8,091	8,161
ABO	9,921	9,112
Assets.	8,091	8,161
Funded status	1,830	951
Assets exceed ABO
Funded status, difference of benefit obligation and plan assets
Assets	2,374	2,769
ABO	1,948	2,482
Assets.	2,374	2,769
Funded status	(426)	(287)
Defined pension benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Overfunded plans	(42)	(66)
Underfunded plans-Current	19	20
Underfunded plans-Noncurrent	1,913	1,179
Funded status-underfunded	1,890	1,133
Non-current assets
Overfunded plans	(42)	(66)
Current liabilities.
Underfunded plans-Current	19	20
Non-current liabilities
Underfunded plans-Noncurrent	1,913	1,179
Funded status, difference of benefit obligation and plan assets
PBO	12,355	12,063	12,063
Assets	10,465	10,930	10,282
Funded status-underfunded	1,890	1,133
ABO	11,869	11,594
Assets.	10,465	10,930	10,282
Funded status	1,404	664
Other postretirement benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	16	18
Underfunded plans-Noncurrent	229	218
Funded status-underfunded	245	236
Current liabilities.
Underfunded plans-Current	16	18
Non-current liabilities
Underfunded plans-Noncurrent	229	218
Funded status, difference of benefit obligation and plan assets
PBO	245	236	281
Funded status-underfunded	$ 245	$ 236